Note 20 - Gain on Disposal of Subsidiaries (Details) $ in Thousands		12 Months Ended
	Oct. 16, 2013 USD ($)	Dec. 31, 2013 USD ($)
Discontinued Operations and Disposal Groups [Abstract]
Number of Vessels Sold	6
Proceeds from Sales of Business, Affiliate and Productive Assets	$ 173,000
Debt Exchanged in Sale of Subsidiaries	$ 135,448
Gain (Loss) on Disposition of Business		$ 1,591